25. Property, plant and equipment (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	$ 15,869	$ 21,588
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	(7,911)	(5,016)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	23,780	26,604
Platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	7,979	12,196
Platforms [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	(3,165)	(2,346)
Platforms [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	11,144	14,542
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	7,167	8,335
Vessels [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	(4,090)	(2,363)
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	11,257	10,698
Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	723	1,057
Properties [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	(656)	(307)
Properties [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance ending	$ 1,379	$ 1,364